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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    September 30, 2001
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:           Pasadena Capital Corporation
                 -------------------------------
   Address:        600 North Rosemead Blvd.
                 -------------------------------
                   Pasadena, CA 91107
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-   3118
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Tina L. Mitchell
         -------------------------------
Title:   Vice President, Compliance
         -------------------------------
Phone:   626 351-6451
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Tina L. Mitchell                Pasadena, CA         11-7-2001
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    / / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    /X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-   1208                  Roger Engemann & Associates, Inc.
           ---------------          -------------------------------------
       [Repeat as necessary.]

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                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

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[Repeat as necessary]

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            3
                                                           --------------------

Form 13F Information Table Entry Total:                      234
                                                           --------------------

Form 13F Information Table Value Total:                   $  6,078,131
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number             Name

       1       28-   3118                    Pasadena Capital Corporation
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]

       2      28-47829                       Phoenix Investment Partners LTD
       3      28-3340                        Phoenix Home Life Mutual Insurance
                                             Company